Financial Assets at Fair Value Through Profit or Loss - Summary of Amounts recognized in Profit or Loss in Relation to Financial Assets at Fair Value Through Profit or Loss (Detail)
$ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Financial Assets At Fair Value Through Profit Or Loss [line items]
Financial assets mandatorily measured at fair value through profit or loss	$ (69,404)	$ (2,259)	$ 15,262	$ 24,015
Foreign partnership interests [member]
Financial Assets At Fair Value Through Profit Or Loss [line items]
Financial assets mandatorily measured at fair value through profit or loss			(941)	(670)
Beneficiary certificates [member]
Financial Assets At Fair Value Through Profit Or Loss [line items]
Financial assets mandatorily measured at fair value through profit or loss	5,807		2,530	18,077
Listed stocks [member]
Financial Assets At Fair Value Through Profit Or Loss [line items]
Financial assets mandatorily measured at fair value through profit or loss	$ (75,211)		$ 13,673	$ 6,608